Financing Activities	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Financing Activities
FINANCING ACTIVITIES
A. Contractual Maturities of Finance Receivables

The contractual maturities and future scheduled payments of outstanding receivables, as of December 31, 2012, were:

(Millions of dollars)
Amounts due in	Retail Installment Sale Contracts	Wholesale Installment Sale Contracts	Retail Finance Leases	Wholesale Finance Leases	Retail Notes	Wholesale Notes	Total
2013	$1,931	$286	$3,239	$103	$4,069	$3,873	$13,501
2014	1,440	13	2,180	66	1,837	166	5,702
2015	961	8	1,252	48	1,715	180	4,164
2016	491	3	618	25	1,175	13	2,325
2017	183	—	249	6	1,454	6	1,898
Thereafter	31	—	125	—	861	—	1,017
	5,037	310	7,663	248	11,111	4,238	28,607
Guaranteed residual value	—	—	420	57	—	—	477
Unguaranteed residual value	—	—	469	28	—	—	497
Less: Unearned income	(74)	—	(772)	(25)	(87)	(40)	(998)
Total	$4,963	$310	$7,780	$308	$11,024	$4,198	$28,583
Less: Allowance for credit losses							(426)
Total net finance receivables							$28,157

Receivables generally may be repaid or refinanced without penalty prior to contractual maturity, and we also sell receivables.  Accordingly, this presentation should not be regarded as a forecast of future cash collections.

B. Credit Quality of Financing Receivables and Allowance for Credit Losses

We apply a systematic methodology to determine the Allowance for credit losses for finance receivables.  Based upon our analysis of credit losses and risk factors, our portfolio segments are as follows:

•	Customer - Finance receivables with retail customers.

•	Dealer - Finance receivables with Caterpillar dealers.

•	Caterpillar Purchased Receivables - Trade receivables purchased from Caterpillar entities.

We further evaluate our portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, our finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Our classes, which align with management reporting for credit losses, are as follows:

•	North America - Finance receivables originated in the United States or Canada.

•	Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent
States.

•	Asia/Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast
Asia.

•	Mining - Finance receivables related to large mining customers worldwide.

•	Latin America - Finance receivables originated in Central and South American countries and Mexico.

•	Caterpillar Power Finance - Finance receivables related to marine vessels with Caterpillar engines worldwide and
Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems worldwide.

Impaired loans and finance leases
For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

During the second quarter of 2013, we changed the classification of certain loans and finance leases previously reported as impaired.  While these loans and finance leases had been incorrectly reported as impaired, the related allowance for these loans and finance leases was appropriately measured; therefore, this change had no impact on the Allowance for credit losses.  The impact of incorrectly reporting these loans and finance leases as impaired was not considered material to previously issued financial statements; however, prior period impaired loan and finance lease balances reported in Notes 2 and 11 have been revised.

There were no impaired loans or finance leases as of December 31, 2012, 2011 and 2010, for the Dealer and Caterpillar Purchased Receivables portfolio segments.  The average recorded investment for impaired loans and finance leases for the Caterpillar Purchased Receivables portfolio segment was zero during 2012, 2011 and 2010.  The average recorded investment for impaired loans and finance leases for the Dealer portfolio segment was zero during 2012 and 2011 and $6 million during 2010, all of which was in the Europe finance receivable class.

Individually impaired loans and finance leases for the Customer portfolio segment were as follows:

(Millions of dollars)
	As of December 31, 2012			As of December 31, 2011
Impaired Loans and Finance Leases With No Allowance Recorded	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment(1)	Unpaid Principal Balance(1)	Related Allowance
Customer
North America	$28	$27	$—	$83	$80	$—
Europe	45	45	—	47	46	—
Asia/Pacific	2	2	—	4	4	—
Mining	1	1	—	8	8	—
Latin America	7	7	—	9	9	—
Caterpillar Power Finance	295	295	—	175	170	—
Total	$378	$377	$—	$326	$317	$—
Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$23	$7	$23	$20	$6
Europe	28	26	11	22	21	8
Asia/Pacific	19	19	4	9	9	3
Mining	—	—	—	—	—	—
Latin America	30	30	8	19	19	4
Caterpillar Power Finance	113	109	24	85	85	13
Total	$215	$207	$54	$158	$154	$34
Total Impaired Loans and Finance Leases
Customer
North America	$53	$50	$7	$106	$100	$6
Europe	73	71	11	69	67	8
Asia/Pacific	21	21	4	13	13	3
Mining	1	1	—	8	8	—
Latin America	37	37	8	28	28	4
Caterpillar Power Finance	408	404	24	260	255	13
Total	$593	$584	$54	$484	$471	$34

(1) Amounts previously disclosed have been revised due to immaterial errors.

(Millions of dollars)
	As of December 31, 2010
Impaired Loans and Finance Leases With No Allowance Recorded	Recorded Investment	Unpaid Principal Balance	Related Allowance
Customer
North America	$87	$87	$—
Europe	6	4	—
Asia/Pacific	5	5	—
Mining	8	8	—
Latin America	3	3	—
Caterpillar Power Finance	174	174	—
Total	$283	$281	$—
Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$53	$51	$16
Europe	26	22	6
Asia/Pacific	12	12	3
Mining	—	—	—
Latin America	10	10	2
Caterpillar Power Finance	12	12	2
Total	$113	$107	$29
Total Impaired Loans and Finance Leases
Customer
North America	$140	$138	$16
Europe	32	26	6
Asia/Pacific	17	17	3
Mining	8	8	—
Latin America	13	13	2
Caterpillar Power Finance	186	186	2
Total	$396	$388	$29

(Millions of dollars)
	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Impaired Loans and Finance Leases With No Allowance Recorded	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment(1)	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Customer
North America	$50	$3	$91	$4	$39	$2
Europe	45	1	11	—	7	—
Asia/Pacific	3	—	5	—	6	—
Mining	8	—	8	1	3	—
Latin America	6	—	9	1	5	—
Caterpillar Power Finance	220	2	221	6	92	—
Total	$332	$6	$345	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$1	$56	$2	$66	$3
Europe	27	1	20	—	21	1
Asia/Pacific	15	1	11	1	16	1
Mining	—	—	—	—	6	1
Latin America	27	2	11	—	5	—
Caterpillar Power Finance	94	—	61	—	6	—
Total	$188	$5	$159	$3	$120	$6

Total Impaired Loans and Finance Leases
Customer
North America	$75	$4	$147	$6	$105	$5
Europe	72	2	31	—	28	1
Asia/Pacific	18	1	16	1	22	1
Mining	8	—	8	1	9	1
Latin America	33	2	20	1	10	—
Caterpillar Power Finance	314	2	282	6	98	—
Total	$520	$11	$504	$15	$272	$8

(1) Amounts previously disclosed have been revised due to immaterial errors.

Non-accrual and past due loans and finance leases
For all classes, we consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or in instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2012, 2011 and 2010, there were no loans or finance leases on non-accrual status for the Dealer or Caterpillar Purchased Receivables portfolio segments.

The investment in customer loans and finance leases on non-accrual status as of December 31, was as follows:

(Millions of dollars)
	2012	2011	2010
Customer
North America	$59	$112	$217
Europe	38	58	89
Asia/Pacific	36	24	24
Mining	12	12	7
Latin America	148	108	139
Caterpillar Power Finance	220	158	163
Total	$513	$472	$639

Aging related to loans and finance leases was as follows:

(Millions of dollars)
	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,889	$5,984	$—
Europe	23	9	36	68	2,487	2,555	6
Asia/Pacific	53	19	54	126	3,354	3,480	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,931	2,931	—
Europe	—	—	—	—	652	652	—
Asia/Pacific	—	—	—	—	945	945	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	1,057	1,057	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Caterpillar Purchased Receivables
North America	17	3	2	22	1,334	1,356	2
Europe	1	—	—	1	331	332	—
Asia/Pacific	—	—	—	—	868	868	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	547	547	—
Caterpillar Power Finance	—	—	1	1	10	11	1
Total	$206	$73	$421	$700	$27,883	$28,583	$31

(Millions of dollars)
	December 31, 2011
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$75	$39	$111	$225	$5,448	$5,673	$9
Europe	27	11	57	95	2,129	2,224	10
Asia/Pacific	48	23	38	109	3,102	3,211	14
Mining	—	—	12	12	1,473	1,485	—
Latin America	32	15	99	146	2,339	2,485	—
Caterpillar Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	2	2	2,412	2,414	2
Europe	—	—	—	—	334	334	—
Asia/Pacific	—	—	—	—	516	516	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	709	709	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Caterpillar Purchased Receivables
North America	25	4	6	35	1,801	1,836	6
Europe	3	—	—	3	399	402	—
Asia/Pacific	—	—	—	—	465	465	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	422	422	—
Caterpillar Power Finance	—	—	—	—	29	29	—
Total	$224	$108	$450	$782	$24,343	$25,125	$66

(Millions of dollars)
	December 31, 2010
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia/Pacific	63	17	37	117	2,537	2,654	12
Mining	—	—	—	—	875	875	—
Latin America	44	16	144	204	2,222	2,426	1
Caterpillar Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,993	1,993	—
Europe	—	—	—	—	344	344	—
Asia/Pacific	—	—	—	—	296	296	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	659	659	—
Caterpillar Power Finance	—	—	—	—	19	19	—
Caterpillar Purchased Receivables
North America	3	1	1	5	1,285	1,290	1
Europe	1	—	—	1	109	110	—
Asia/Pacific	—	—	—	—	204	204	—
Mining	—	—	—	—	11	11	—
Latin America	—	—	—	—	173	173	—
Caterpillar Power Finance	3	—	—	3	24	27	—
Total	$298	$107	$570	$975	$22,131	$23,106	$92

Allowance for credit losses

In estimating the Allowance for credit losses, we review loans and finance leases that are past due, non-performing or in bankruptcy. An analysis of the Allowance for credit losses was as follows:

(Millions of dollars)
	December 31, 2012
Allowance for Credit Losses:	Customer	Dealer	Caterpillar Purchased Receivables	Total
Balance at beginning of year	$360	$6	$3	$369
Receivables written off	(149)	—	—	(149)
Recoveries on receivables previously written off	47	—	—	47
Provision for credit losses	157	3	—	160
Adjustment due to sale of receivables	(2)	—	—	(2)
Foreign currency translation adjustment	1	—	—	1
Balance at end of year	$414	$9	$3	$426

Individually evaluated for impairment	$54	$—	$—	$54
Collectively evaluated for impairment	360	9	3	372
Ending Balance	$414	$9	$3	$426

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$593	$—	$—	$593
Collectively evaluated for impairment	19,290	5,586	3,114	27,990
Ending Balance	$19,883	$5,586	$3,114	$28,583

(Millions of dollars)
	December 31, 2011
Allowance for Credit Losses:	Customer	Dealer	Caterpillar Purchased Receivables	Total
Balance at beginning of year	$357	$5	$1	$363
Receivables written off	(210)	—	—	(210)
Recoveries on receivables previously written off	52	—	—	52
Provision for credit losses	167	1	2	170
Adjustment due to sale of receivables	(3)	—	—	(3)
Foreign currency translation adjustment	(3)	—	—	(3)
Balance at end of year	$360	$6	$3	$369

Individually evaluated for impairment	$34	$—	$—	$34
Collectively evaluated for impairment	326	6	3	335
Ending Balance	$360	$6	$3	$369

Recorded Investment in Finance Receivables(1):
Individually evaluated for impairment	$484	$—	$—	$484
Collectively evaluated for impairment	17,514	3,973	3,154	24,641
Ending Balance	$17,998	$3,973	$3,154	$25,125

(1) Amounts previously disclosed for the customer segment have been revised due to immaterial errors.

(Millions of dollars)
Allowance for Credit Losses:			December 31, 2010
Balance at beginning of year			$377
Adjustment to adopt consolidation of variable-interest entities			18
Receivables written off			(288)
Recoveries on receivables previously written off			51
Provision for credit losses			205
Adjustment due to sale of receivables			—
Foreign currency translation adjustment			—
Balance at end of year			$363

Allowance for credit losses as a percent of finance receivables, net of unearned income			1.57%

	December 31, 2010
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Individually evaluated for impairment	$29	$—	$—	$29
Collectively evaluated for impairment	328	5	1	334
Ending Balance	$357	$5	$1	$363

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$396	$—	$—	$396
Collectively evaluated for impairment	17,584	3,311	1,815	22,710
Ending Balance	$17,980	$3,311	$1,815	$23,106

Credit quality of finance receivables
The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The Allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, we estimate the current fair market value of the collateral. In addition, consideration is given to credit enhancements such as additional collateral and contractual third-party guarantees in determining the Allowance for credit losses attributable to non-performing receivables.

The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)
	December 31, 2012
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$5,925	$2,931	$1,356	$10,212
Europe	2,517	652	332	3,501
Asia/Pacific	3,444	945	868	5,257
Mining	1,961	1	—	1,962
Latin America	2,571	1,057	547	4,175
Caterpillar Power Finance	2,952	—	11	2,963
Total Performing	$19,370	$5,586	$3,114	$28,070
Non-Performing
North America	$59	$—	$—	$59
Europe	38	—	—	38
Asia/Pacific	36	—	—	36
Mining	12	—	—	12
Latin America	148	—	—	148
Caterpillar Power Finance	220	—	—	220
Total Non-Performing	$513	$—	$—	$513
Total Performing and Non-Performing
North America	$5,984	$2,931	$1,356	$10,271
Europe	2,555	652	332	3,539
Asia/Pacific	3,480	945	868	5,293
Mining	1,973	1	—	1,974
Latin America	2,719	1,057	547	4,323
Caterpillar Power Finance	3,172	—	11	3,183
Total	$19,883	$5,586	$3,114	$28,583

(Millions of dollars)
	December 31, 2011
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$5,561	$2,414	$1,836	$9,811
Europe	2,166	334	402	2,902
Asia/Pacific	3,187	516	465	4,168
Mining	1,473	—	—	1,473
Latin America	2,377	709	422	3,508
Caterpillar Power Finance	2,762	—	29	2,791
Total Performing	$17,526	$3,973	$3,154	$24,653
Non-Performing
North America	$112	$—	$—	$112
Europe	58	—	—	58
Asia/Pacific	24	—	—	24
Mining	12	—	—	12
Latin America	108	—	—	108
Caterpillar Power Finance	158	—	—	158
Total Non-Performing	$472	$—	$—	$472
Total Performing and Non-Performing
North America	$5,673	$2,414	$1,836	$9,923
Europe	2,224	334	402	2,960
Asia/Pacific	3,211	516	465	4,192
Mining	1,485	—	—	1,485
Latin America	2,485	709	422	3,616
Caterpillar Power Finance	2,920	—	29	2,949
Total	$17,998	$3,973	$3,154	$25,125

(Millions of dollars)
	December 31, 2010
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$6,231	$1,993	$1,290	$9,514
Europe	2,421	344	110	2,875
Asia/Pacific	2,630	296	204	3,130
Mining	868	—	11	879
Latin America	2,287	659	173	3,119
Caterpillar Power Finance	2,904	19	27	2,950
Total Performing	$17,341	$3,311	$1,815	$22,467
Non-Performing
North America	$217	$—	$—	$217
Europe	89	—	—	89
Asia/Pacific	24	—	—	24
Mining	7	—	—	7
Latin America	139	—	—	139
Caterpillar Power Finance	163	—	—	163
Total Non-Performing	$639	$—	$—	$639
Total Performing and Non-Performing
North America	$6,448	$1,993	$1,290	$9,731
Europe	2,510	344	110	2,964
Asia/Pacific	2,654	296	204	3,154
Mining	875	—	11	886
Latin America	2,426	659	173	3,258
Caterpillar Power Finance	3,067	19	27	3,113
Total	$17,980	$3,311	$1,815	$23,106

Troubled Debt Restructurings
A restructuring of a loan or finance lease receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the Allowance for credit losses.  The Allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, we estimate the current fair market value of the collateral. In addition, consideration is given to credit enhancements such as additional collateral and contractual third-party guarantees in determining the Allowance for credit losses attributable to TDRs.

There were no loans or finance lease receivables modified as TDRs during the years ended December 31, 2012 and 2011 for the Dealer or Caterpillar Purchased Receivables portfolio segments.

Loan and finance lease receivables in the customer portfolio segment modified as TDRs during the years ended December 31, 2012 and 2011, were as follows:

(Dollars in millions)
	Year Ended December 31, 2012			Year Ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15	71	$13	$13
Europe(1)	21	8	8	7	44	44
Asia/Pacific	12	3	3	—	—	—
Mining	—	—	—	—	—	—
Latin America	41	5	5	12	10	10
Caterpillar Power Finance(2)(3)	27	253	253	35	117	117
Total(4)	199	$284	$284	125	$184	$184

(1) One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
(2) Ten customers comprise $248 million of the $253 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2012. Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
(3) During the years ended December 31, 2012 and 2011, $24 million and $15 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR.  The $24 million and $15 million of additional funds are not reflected in the tables above as no incremental modifications have been made with the borrower during the periods presented.  At December 31, 2012, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $1 million.
(4) Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs in the customer portfolio segment with a payment default during the years ended December 31, 2012 and 2011, which had been modified within twelve months prior to the default date, were as follows:

(Dollars in millions)
	Year Ended December 31, 2012		Year Ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	49	$4	48	$26
Europe	—	—	1	1
Asia/Pacific	2	1	—	—
Mining	—	—	—	—
Latin America	—	—	7	4
Caterpillar Power Finance(1)	16	21	14	70
Total	67	$26	70	$101

(1) Two customers comprise $19 million of the $21 million post-TDR recorded investment for the year ended December 31, 2012. Two customers comprise $65 million of the $70 million post-TDR recorded investment for the year ended December 31, 2011.

C. Transfers of Receivables

Securitized Retail Installment Sale Contracts and Finance Leases
We have periodically transferred certain finance receivables relating to our retail installment sale contracts and finance leases to special purpose entities (SPEs) as part of our asset-backed securitization program. These SPEs were concluded to be VIEs. We determined that we were the primary beneficiary based on our power to direct activities through our role as servicer and our obligation to absorb losses and right to receive benefits and therefore consolidated these securitization SPEs.
On April 25, 2011, we exercised a cleanup call on our only outstanding asset-backed securitization transaction.  As a result, we had no assets or liabilities related to our securitization program as of December 31, 2012 or 2011. The restricted assets (Finance leases and installment sale contracts - Retail, Unearned income, Allowance for credit losses and Other assets) of the consolidated SPE totaled $136 million as of December 31, 2010. The liabilities (Accrued expenses and Current maturities of long-term debt) of the consolidated SPE totaled $73 million as of December 31, 2010.
Off-Balance Sheet Managed Assets
Certain finance receivables and equipment on operating leases are sold to third parties with limited or no recourse to us to mitigate the concentration of credit risk with certain customers and are generally accounted for as sales. In 2012, 2011 and 2010, we received $206 million, $207 million and $16 million, respectively, of cash proceeds and recognized pre-tax gains of $3 million, $4 million and zero, respectively, from the sale of such assets.  We typically maintain servicing responsibilities for these third-party assets, which totaled $291 million, $235 million and $225 million as of December 31, 2012, 2011 and 2010, respectively.  Because we do not receive a servicing fee for these assets, a servicing liability is recorded.  As of December 31, 2012, 2011 and 2010, these liabilities were not material.

Total off-balance sheet managed assets as of December 31 were as follows:

(Millions of dollars)
	2012	2011	2010

Retail finance leases	$116	$133	$109
Retail installment sale contracts	66	48	73
Operating leases	60	15	36
Retail notes receivable	49	39	7
Total off-balance sheet managed assets	$291	$235	$225

None of the receivables that are directly or indirectly sold or transferred to third parties in any of the foregoing transactions are available to pay our creditors.
D. Purchase of Trade Receivables from Caterpillar Entities

We purchase trade receivables from Caterpillar entities at a discount. The discount is an estimate of the amount of financing revenue that would be earned at a market rate on these trade receivables over their expected life.  The discount is amortized into revenue on an effective yield basis over the life of the receivables and recognized as Wholesale finance revenue.  For the years ended December 31, 2012, 2011 and 2010, amortized discounts for the trade receivables were $241 million, $212 million and $139 million, respectively.  In the Consolidated Statements of Cash Flows, collection of the discount is included in investing activities as the receivables are collected.